December 19, 2023

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mason Capital Fund Trust - File Nos. 333-270294 and 811-23853

Dear SEC Staff:

On behalf of Mason Capital Fund Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 4 to the Trust’s Registration Statement under the Securities Act of 1933 (the “Amendment”). The main purpose for this filing is to respond to the SEC Staff’s comments.

If you have any questions concerning this filing, please contact the undersigned at (614) 469-3353.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla